Related Parties Disclosure - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 EUR (€)
Related Party Transaction [Line Items]
Payables	$ 496,000	$ 5,470,000
Net expenses	983,000	1,136,000	$ 968,000
Receivables	171,000	129,000
Net income	157,000	71,000	32,000
Carlos Moreira
Related Party Transaction [Line Items]
Payables	353,000	2,802,000		SFr 326,014
Philippe Doubre
Related Party Transaction [Line Items]
Net expenses	63,000	179,000	86,000
David Fergusson
Related Party Transaction [Line Items]
Net expenses	68,000	78,000	119,000
Eric Pellaton
Related Party Transaction [Line Items]
Net expenses	87,000	92,000	42,000
Jean Philippe Ladisa
Related Party Transaction [Line Items]
Net expenses	53,000	68,000	61,000
Maria Pia Aqueveque Jabbaz
Related Party Transaction [Line Items]
Net expenses	34,000	2,000	1,000
Cristina Dolan
Related Party Transaction [Line Items]
Net expenses	67,000		1,000
Hans-Christian Boos
Related Party Transaction [Line Items]
Payables		2,395,219			€ 2,105,407
Net expenses	158,000	125,000
Juan Hernandez Zayas
Related Party Transaction [Line Items]
Net expenses			52,000
Nicolas Ramseier
Related Party Transaction [Line Items]
Net expenses	1,000
Philippe Gerwill
Related Party Transaction [Line Items]
Net expenses		10,000
Geoffrey Lipman
Related Party Transaction [Line Items]
Net expenses		8,000
Don Tapscott
Related Party Transaction [Line Items]
Net expenses			8,000
OISTE
Related Party Transaction [Line Items]
Payables	70,000	189,000		SFr 64,620
Net expenses	252,000	350,000	374,000
Receivables	171,000	129,000
Net income	157,000	71,000	32,000
Terra Vetures Inc.
Related Party Transaction [Line Items]
Payables	30,000	33,000
GSP Holdings Ltd
Related Party Transaction [Line Items]
Payables	13,000	17,000
SAI LLC (SBT Ventures)
Related Party Transaction [Line Items]
Payables	30,000	34,000
Related Parties of Carlos Moreira
Related Party Transaction [Line Items]
Net expenses	$ 200,000	$ 224,000	$ 223,000